Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 USD ($) percent	Dec. 31, 2023 USD ($) percent	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent	Dec. 31, 2020 USD ($) percent
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income ($ in millions) (6)	Adjusted ROATCE (non-GAAP) (%) (7)

2024	10,526,012	13,175,416	5,115,583	5,985,636	168	145	1,893	15.31
2023	9,217,718	7,864,907	3,575,402	2,560,329	132	105	2,074	18.01
2022	14,552,365	11,382,593	3,416,909	3,674,803	140	94	2,245	21.09
2021	14,267,077	14,651,530	3,549,359	4,515,449	137	117	2,521	17.92
2020	13,832,516	9,770,613	4,100,496	2,969,679	98	86	1,094	17.04

Company Selected Measure Name
Named Executive Officers, Footnote		The amounts reported in this column reflect the total compensation reported for Mr. J. Turner (our Chairman, President and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Compensation of Executive Officers – Summary Compensation Table. The amounts in this column represent the average of the amounts reported for the Company’s other NEOs as a group (excluding Mr. J. Turner, who has served as our Chairman, President and CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, David J. Turner, Jr., Russell K. Zusi, Ronald G. Smith, and David R. Keenan; (ii) for 2023, David J. Turner, Jr., C. Matthew Lusco, Ronald G. Smith, and David R. Keenan; (iii) for 2022, David J. Turner, Jr., C. Matthew Lusco, Ronald G. Smith, and C. Dandridge Massey; (iv) for 2021, David J. Turner, Jr., C. Matthew Lusco, Ronald G. Smith, and David R. Keenan; and (v) for 2020, David J. Turner, Jr., John B. Owen, C. Matthew Lusco, and Ronald G. Smith.
Peer Group Issuers, Footnote		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Banks. “Measurement period” is defined as: (i) for 2020, the one-year period from market close December 31, 2019 through December 31, 2020; (ii) for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; (iii) for 2022, the three-year period from market close December 31, 2019 through December 31, 2022; (iv) for 2023, the four-year period from market close December 31, 2019 through December 31, 2023; and (v) for 2024, the five-year period from market close December 31, 2019 through December 31, 2024.
PEO Total Compensation Amount		$ 10,526,012	$ 9,217,718	$ 14,552,365	$ 14,267,077	$ 13,832,516
PEO Actually Paid Compensation Amount		13,175,416	7,864,907	11,382,593	14,651,530	9,770,613
Adjustment To PEO Compensation, Footnote	The amounts reported in these columns represent the amount of CAP to Mr. J. Turner and the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. J. Turner or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. J. Turner’s total compensation and to average total compensation for the other NEOs as a group for each year to determine the CAP:

Year	Executive(s)	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Aggregate Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Aggregate Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)

2024	PEO	10,526,012	(4,117,592)	6,766,996	—	—	13,175,416
	Average for Non-PEO NEOs	5,115,583	(2,404,386)	3,325,391	(245,003)	194,051	5,985,636
2023	PEO	9,217,718	(3,624,103)	2,296,453	(25,161)	—	7,864,907
	Average for Non-PEO NEOs	3,575,402	(873,669)	585,636	(857,652)	130,612	2,560,329
2022	PEO	14,552,365	(3,305,994)	4,021,581	(3,885,359)	—	11,382,593
	Average for Non-PEO NEOs	3,416,909	(863,969)	1,022,060	(79,488)	179,291	3,674,803
2021	PEO	14,267,077	(3,767,112)	8,517,923	(4,883,636)	517,278	14,651,530
	Average for Non-PEO NEOs	3,549,359	(936,037)	2,020,212	(461,627)	343,542	4,515,449
2020	PEO	13,832,516	(3,328,484)	4,425,591	(6,914,629)	1,755,619	9,770,613
	Average for Non-PEO NEOs	4,100,496	(832,121)	740,162	(1,356,140)	317,282	2,969,679
(a)The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company has not granted any option awards since 2011.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive(s)	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)

2024	PEO	4,819,024	1,701,435	—	246,537	—	—	6,766,996
	Average for Non-PEO NEOs	2,858,728	411,877	—	54,785	—	—	3,325,391
2023	PEO	3,780,147	(268,918)	—	(1,214,775)	—	—	2,296,453
	Average for Non-PEO NEOs	911,286	(58,409)	—	(267,242)	—	—	585,636
2022	PEO	3,319,852	763,610	—	(61,881)	—	—	4,021,581
	Average for Non-PEO NEOs	899,780	134,656	—	(12,375)	—	—	1,022,060
2021	PEO	3,643,739	4,576,898	292,966	4,320	—	—	8,517,923
	Average for Non-PEO NEOs	815,494	1,026,353	175,767	2,598	—	—	2,020,212
2020	PEO	5,221,913	(268,789)	—	(527,532)	—	—	4,425,591
	Average for Non-PEO NEOs	1,305,478	(103,727)	—	(461,589)	—	—	740,162
(c)The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Executive(s)	Service Cost ($)	Prior Service Cost ($)	Aggregate Pension Benefit Adjustments ($)

2024	PEO	—	—	—
	Average for Non-PEO NEOs	194,051	—	194,051
2023	PEO	—	—	—
	Average for Non-PEO NEOs	130,612	—	130,612
2022	PEO	0	—	0
	Average for Non-PEO NEOs	179,291	—	179,291
2021	PEO	517,278	—	517,278
	Average for Non-PEO NEOs	343,542	—	343,542
2020	PEO	1,755,619	—	1,755,619
	Average for Non-PEO NEOs	317,282	—	317,282

Non-PEO NEO Average Total Compensation Amount		5,115,583	3,575,402	3,416,909	3,549,359	4,100,496
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,985,636	2,560,329	3,674,803	4,515,449	2,969,679
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid vs. Total Shareholder Return
For additional context along with a review of our performance metrics, our process for setting executive compensation, and how our executive compensation design reinforces our compensation philosophy, please see the preceding CD&A.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount		$ 168	132	140	137	98
Peer Group Total Shareholder Return Amount		145	105	94	117	86
Net Income (Loss)		$ 1,893,000,000	$ 2,074,000,000	$ 2,245,000,000	$ 2,521,000,000	$ 1,094,000,000
Company Selected Measure Amount | percent		0.1531	0.1801	0.2109	0.1792	0.1704
PEO Name		J. Turner
PEO | Adjustment Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (4,117,592)	$ (3,624,103)	$ (3,305,994)	$ (3,767,112)	$ (3,328,484)
PEO | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,766,996	2,296,453	4,021,581	8,517,923	4,425,591
PEO | Adjustment Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(25,161)	(3,885,359)	(4,883,636)	(6,914,629)
PEO | Adjustment Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	517,278	1,755,619
Non-PEO NEO | Adjustment Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,404,386)	(873,669)	(863,969)	(936,037)	(832,121)
Non-PEO NEO | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,325,391	585,636	1,022,060	2,020,212	740,162
Non-PEO NEO | Adjustment Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(245,003)	(857,652)	(79,488)	(461,627)	(1,356,140)
Non-PEO NEO | Adjustment Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 194,051	$ 130,612	$ 179,291	$ 343,542	$ 317,282